Shareholders' equity - Share capital - Normal Course Issuer Bid and Automatic Share Purchase Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Share capital
Number of shares authorized to be repurchased			10,078,488	2,000,000
Repurchase of common shares under NCIB (in shares)	1,485,820	351,144
Repurchase of common shares under NCIB	$ 20,700	$ 4,127
Repurchase under ASPP	8,000	$ 0
Share Capital
Share capital
Repurchase of common shares under NCIB (in shares)		351,144
Repurchase of common shares under NCIB	$ 13,900	$ 2,819